Income Tax, Income Tax Provision (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Current Income Tax Provision (Benefit) [Abstract]
Federal			$ 760	$ 1,461			$ 4,828	$ 341
State			193	521			711	(73)
International			0	0			9	0
Total current tax provision (benefit):			953	1,982			5,548	268
Deferred Income Tax Provision (Benefit) [Abstract]
Federal			(1,304)	(3,552)			(4,436)	2,170
State			(264)	(388)			124	3
International			0	0			0	0
Total deferred tax provision (benefit):			(1,568)	(3,940)	$ (3,595)	$ (3,855)	(4,312)	2,173
Total income tax provision (benefit)	$ 3,474	$ 461	$ (615)	$ (1,958)	$ 3,727	$ (214)	$ 1,236	$ 2,441